FAIR VALUE MEASUREMENT - Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 7,765,823	€ 6,863,505
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	90,187	22,124
Liabilities	19,993	36,520
Recurring fair value measurement | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	19,993	36,520
Recurring fair value measurement | Investments and other financial assets - Liberty Media Shares
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,954	10,559
Recurring fair value measurement | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	80,233	11,565
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,954	10,559
Liabilities	0	0
Recurring fair value measurement | Level 1 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Investments and other financial assets - Liberty Media Shares
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,954	10,559
Recurring fair value measurement | Level 1 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	80,233	11,565
Liabilities	19,993	36,520
Recurring fair value measurement | Level 2 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	19,993	36,520
Recurring fair value measurement | Level 2 | Investments and other financial assets - Liberty Media Shares
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	80,233	11,565
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
Recurring fair value measurement | Level 3 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 3 | Investments and other financial assets - Liberty Media Shares
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 0	€ 0